Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

Electric vehicles	8-years
Self-driving vehicles	5-years
Equipment, tools, fixtures and fittings	5-years
Charging equipment	5-years
IT equipment	3-years